Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
Intangible Assets	2025	2024
Land use rights, costs	$1,009,188	$966,853
Patent, costs	5,148	4,932
Accumulated amortization	(303,180)	(270,631)
Total intangible assets, net	$711,156	$701,154